UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Insight Select Income Fund

(formerly known as the AAM Select Income Fund)

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2017

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Expense Example	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 9.9%
$270,000	Antares CLO 2017-1 Ltd. 4.463% (LIBOR 3 Month+310 basis points), 7/20/2028[1,2,3]	$268,718
240,000	Arbor Realty Collateralized Loan Obligation 2017-FL3 Ltd. 2.233% (LIBOR 1 Month+99 basis points), 12/15/2027[1,2,3,7]	239,973
180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[2,3]	179,662
353,110	BCC Funding XIII LLC 2.200%, 12/20/2021[2,3]	352,291
15,381	CPS Auto Receivables Trust 2015-B 1.650%, 11/15/2019[2,3]	15,371
664,575	CPS Auto Receivables Trust 2015-C 2.550%, 2/18/2020[2,3]	665,341
369,000	CPS Auto Receivables Trust 2016-D 2.110%, 3/15/2021[2,3]	367,272
94,000	DB Master Finance LLC 3.629%, 11/20/2047[2,3]	94,613
197,000	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[3]	197,686
99,487	DRB Prime Student Loan Trust 2016-B 2.890%, 6/25/2040[2,3]	99,595
525,000	DRB Prime Student Loan Trust 2017-A 2.850%, 5/27/2042[2,3]	521,859
164,000	Drive Auto Receivables Trust 2016-C 2.370%, 11/16/2020[2,3]	164,221
174,000	DT Auto Owner Trust 2017-3 2.400%, 5/17/2021[2,3]	173,477
290,000	Golub Capital Partners CLO 19B-R Ltd. 3.921% (LIBOR 3 Month+255 basis points), 7/26/2029[1,2,3]	292,899
188,000	Greystone Commercial Real Estate Notes 2017-FL1 Ltd. 3.027% (LIBOR 1 Month+155 basis points), 3/15/2027[1,2,3]	189,407
273,000	Hunt CRE 2017-FL1 Ltd. 2.477% (LIBOR 1 Month+100 basis points), 8/15/2034[1,2,3]	274,060
250,000	IVY Hill Middle Market Credit Fund XII Ltd. 4.313% (LIBOR 3 Month+300 basis points), 7/20/2029[1,2,3]	249,316
713,000	Navient Private Education Loan Trust 2017-A 2.377% (LIBOR 1 Month+90 basis points), 12/16/2058[1,2,3]	712,999
397,000	Navistar Financial Dealer Note Master Owner Trust II 2.902% (LIBOR 1 Month+135 basis points), 9/27/2021[1,3]	399,335
360,000	NextGear Floorplan Master Owner Trust 2.540%, 4/18/2022[2,3]	359,122
183,585	SCF Equipment Leasing 2017-2 LLC 3.410%, 12/20/2023[2,3]	182,789
258,000	SMB Private Education Loan Trust 2017-B 1.994% (LIBOR 1 Month+75 basis points), 10/15/2035[1,2,3]	258,948

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$388,083	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[2,3]	$388,224
275,000	Sofi Professional Loan Program 2017-C LLC 3.560%, 7/25/2040[2,3,4]	272,303
155,277	Spirit Master Funding LLC 5.760%, 3/20/2041[2,3]	163,507
	TAL Advantage V LLC
117,800	2.830%, 2/22/2038[2,3]	115,956
8,538	1.700%, 5/20/2039[2,3]	8,523
162,404	Textainer Marine Containers V Ltd. 3.720%, 5/20/2042[2,3]	163,368
294,935	Triton Container Finance IV LLC 3.620%, 8/20/2042[2,3]	295,080
284,836	VSE 2016-A VOI Mortgage LLC 2.540%, 7/20/2033[2,3]	282,270

	Total Asset-Backed Securities (Cost $7,951,910)	7,948,185

	Commercial Mortgage-Backed Securities – 3.4%
164,000	Arbor Realty Commercial Real Estate Notes 2017-FL2 Ltd. 2.467% (LIBOR 1 Month+99 basis points), 8/15/2027[1,2,3]	164,223
345,803	CGDBB Commercial Mortgage Trust 2017-BIOC 2.527% (LIBOR 1 Month+105 basis points), 7/15/2032[1,3]	345,803
598,000	CGMS Commercial Mortgage Trust 2017-MDDR 2.577% (LIBOR 1 Month+110 basis points), 7/15/2030[1,3]	596,467
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.518%, 5/10/2035[3,4]	399,330
90,000	Citigroup Commercial Mortgage Trust 2016-P6 4.287%, 12/10/2049[2,4]	91,399
65,000	FREMF 2015-K44 Mortgage Trust 3.684%, 1/25/2048[2,3,4]	65,847
150,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[2,3,4]	149,885
229,000	LMREC 2016-CRE2, Inc. 3.264% (LIBOR 1 Month+170 basis points), 11/24/2031[1,2,3]	231,290
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.288%, 10/15/2030[3,4]	290,786
352,800	MSDB Trust 2017-712F 3.628%, 7/11/2039[3,4]	355,640
78,491	Resource Capital Corp. 2015-CRE4 Ltd. 2.877% (LIBOR 1 Month+140 basis points), 8/15/2032[1,2,3]	78,425

	Total Commercial Mortgage-Backed Securities (Cost $2,745,891)	2,769,095

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 76.4%
	Communications – 8.0%
	AT&T, Inc.
$210,000	4.500%, 5/15/2035[2]	$208,754
750,000	4.750%, 5/15/2046[2]	733,535
250,000	5.150%, 2/14/2050[2]	253,116
202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[2,3]	209,827
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/2022[2]	365,172
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[3]	740,116
104,000	Discovery Communications LLC 5.000%, 9/20/2037[2]	107,754
678,000	Grupo Televisa SAB 5.000%, 5/13/2045[2,5]	693,159
400,000	Orange S.A. 9.000%, 3/1/2031[5]	600,118
105,000	Qwest Corp. 7.250%, 10/15/2035[2]	100,564
200,000	SFR Group S.A. 6.250%, 5/15/2024[2,3,5]	200,500
384,000	Sirius XM Radio, Inc. 5.000%, 8/1/2027[2,3]	384,960
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	321,000
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030[5]	352,477
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	75,269
	Verizon Communications, Inc.
230,000	4.812%, 3/15/2039	240,628
411,000	5.012%, 8/21/2054	420,859
131,000	4.672%, 3/15/2055	126,473
300,000	VTR Finance B.V. 6.875%, 1/15/2024[2,3,5]	316,500
		6,450,781
	Consumer Discretionary – 6.9%
141,489	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[3]	146,215
268,000	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	273,842

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$417,000	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	$420,411
94,179	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[3]	97,494
394,000	Delphi Corp. 4.150%, 3/15/2024[2]	416,071
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[2,3]	421,179
	Ford Motor Credit Co. LLC
575,000	2.343%, 11/2/2020	569,544
400,000	5.875%, 8/2/2021	439,242
125,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[2]	128,438
	McDonald's Corp.
24,000	3.700%, 1/30/2026[2]	25,017
250,000	4.450%, 3/1/2047[2]	272,103
475,000	Newell Brands, Inc. 5.375%, 4/1/2036[2]	555,933
	Royal Caribbean Cruises Ltd.
103,000	2.650%, 11/28/2020[5]	102,924
750,000	3.700%, 3/15/2028[2,5]	743,192
193,172	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	201,285
	Wyndham Worldwide Corp.
250,000	5.100%, 10/1/2025[2]	262,020
515,000	4.500%, 4/1/2027[2]	523,325
		5,598,235
	Consumer Staples – 3.0%
	Anheuser-Busch InBev Finance, Inc.
100,000	4.700%, 2/1/2036[2]	111,815
617,000	4.900%, 2/1/2046[2]	715,096
500,000	Imperial Brands Finance PLC 3.500%, 2/11/2023[2,3,5]	508,912
243,000	Kroger Co. 3.700%, 8/1/2027[2]	246,058
365,000	Minerva Luxembourg S.A. 5.875%, 1/19/2028[2,3,5]	355,145
145,000	Reynolds American, Inc. 4.450%, 6/12/2025[2]	154,606
360,000	Rite Aid Corp. 6.125%, 4/1/2023[2,3]	324,900
		2,416,532

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy – 14.8%
$641,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp. 4.250%, 12/1/2027[2]	$646,502
193,000	Antero Resources Corp. 5.000%, 3/1/2025[2]	196,860
100,000	Cimarex Energy Co. 3.900%, 5/15/2027[2]	102,252
675,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[2,3]	680,063
200,000	Concho Resources, Inc. 4.875%, 10/1/2047[2]	217,486
546,000	Continental Resources, Inc. 4.375%, 1/15/2028[2,3]	539,011
	Enbridge, Inc.
1,013,000	5.500%, 12/1/2046[2,5]	1,218,091
180,000	6.000% (LIBOR 3 Month+389 basis points), 1/15/2077[2,5,8]	187,200
	Endeavor Energy Resources LP / EER Finance, Inc.
28,000	5.500%, 1/30/2026[2,3]	28,490
54,000	5.750%, 1/30/2028[2,3]	55,458
178,000	EnLink Midstream Partners LP 6.000% (LIBOR 3 Month+411 basis points), 12/15/2022[2,6,8]	170,399
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	615,863
114,000	7.034% (LIBOR 3 Month+268 basis points), 1/15/2068[2,8]	114,000
391,000	Gulfport Energy Corp. 6.375%, 1/15/2026[2,3]	391,978
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	74,732
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	311,327
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[2]	320,763
345,000	5.850%, 12/15/2045[2]	397,396
391,000	McDermott International, Inc. 8.000%, 5/1/2021[2,3]	401,889
	MPLX LP
515,000	4.875%, 6/1/2025[2]	551,936
253,000	5.200%, 3/1/2047[2]	277,649
250,000	Noble Energy, Inc. 3.900%, 11/15/2024[2]	257,046
620,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[2]	651,000
	Petroleos Mexicanos
160,000	5.500%, 6/27/2044[5]	147,194

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy (Continued)
$318,000	6.750%, 9/21/2047[5]	$331,944
219,000	6.750%, 9/21/2047[3,5]	228,603
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[2]	253,425
400,000	Range Resources Corp. 5.000%, 3/15/2023[2]	398,000
455,000	Shell International Finance B.V. 4.000%, 5/10/2046[5]	484,598
196,000	Spectra Energy Partners LP 3.375%, 10/15/2026[2]	193,697
475,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[2]	478,208
187,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.125%, 2/1/2025[2]	191,441
	Williams Partners LP
348,000	4.300%, 3/4/2024[2]	364,479
152,000	4.000%, 9/15/2025[2]	155,528
250,000	4.900%, 1/15/2045[2]	265,218
		11,899,726
	Financials – 27.0%
175,000	Allstate Corp. 6.500% (LIBOR 3 Month+212 basis points), 5/15/2067[2,8]	215,031
802,000	American International Group, Inc. 8.175% (LIBOR 3 Month+420 basis points), 5/15/2068[2,8]	1,090,720
	American Tower Corp.
500,000	3.000%, 6/15/2023	498,690
500,000	3.600%, 1/15/2028[2]	497,061
	Bank of America Corp.
350,000	4.100%, 7/24/2023	371,684
650,000	4.450%, 3/3/2026	693,813
200,000	5.875%, 2/7/2042	264,832
264,000	Bank of Nova Scotia 4.650% (LIBOR 3 Month+265 basis points), 10/12/2022[2,5,6,8]	262,429
210,000	Barclays PLC 4.836%, 5/9/2028[2,5]	218,576
266,000	Brighthouse Financial, Inc. 4.700%, 6/22/2047[2,3]	271,356
750,000	Canadian Imperial Bank of Commerce 2.029% (LIBOR 3 Month+52 basis points), 9/6/2019[1,5]	753,267
280,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	278,823
1,726,000	Chubb Corp. 3.609% (LIBOR 3 Month+225 basis points), 3/29/2067[1,2]	1,713,055

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
	Citigroup, Inc.
$250,000	3.500%, 5/15/2023	$254,472
515,000	2.911% (LIBOR 3 Month+143 basis points), 9/1/2023[1,2]	530,101
309,000	5.300%, 5/6/2044	364,829
1,050,000	Farmers Insurance Exchange 4.747% (LIBOR 3 Month+323 basis points), 11/1/2057[2,3,8]	1,052,940
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020[5]	237,898
	Goldman Sachs Group, Inc.
409,000	5.950%, 1/15/2027	477,783
500,000	3.128% (LIBOR 3 Month+175 basis points), 10/28/2027[1,2]	528,709
250,000	6.750%, 10/1/2037	334,661
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (LIBOR 3 Month+498 basis points), 6/30/2030[2,3,5,6,8]	636,938
250,000	Intesa Sanpaolo S.p.A. 3.875%, 7/14/2027[3,5]	249,883
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	194,407
208,000	7.900% (LIBOR 3 Month+347 basis points), 4/30/2018[2,6,8]	210,600
880,000	4.625% (LIBOR 3 Month+258 basis points), 11/1/2022[2,6,8]	860,200
	Liberty Mutual Group, Inc.
862,000	4.494% (LIBOR 3 Month+291 basis points), 3/15/2037[1,2,3]	844,760
392,000	7.800% (LIBOR 3 Month+358 basis points), 3/7/2087[3,8]	499,016
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[3]	268,307
	MetLife, Inc.
565,000	6.400% (LIBOR 3 Month+221 basis points), 12/15/2066[2,8]	649,925
200,000	10.750%, 8/1/2069[2]	334,500
	Morgan Stanley
250,000	5.500%, 7/24/2020	268,045
850,000	4.875%, 11/1/2022	915,299
100,000	2.765% (LIBOR 3 Month+140 basis points), 10/24/2023[1,2]	102,845
150,000	5.000%, 11/24/2025	164,136
500,000	3.950%, 4/23/2027	507,740
194,000	Nasdaq, Inc. 3.850%, 6/30/2026[2]	199,199
379,000	PNC Financial Services Group, Inc. 5.000% (LIBOR 3 Month+330 basis points), 11/01/2026[2,6,8]	400,793
170,000	Pricoa Global Funding I 2.450%, 9/21/2022[3]	168,473
266,000	Principal Financial Group, Inc. 3.100%, 11/15/2026[2]	262,713
	Prudential Financial, Inc.
300,000	5.625% (LIBOR 3 Month+392 basis points), 6/15/2043[2,8]	324,900

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$530,000	5.200% (LIBOR 3 Month+304 basis points), 3/15/2044[2,8]	$564,450
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	120,303
496,000	Santander UK PLC 1.685% (LIBOR 3 Month+30 basis points), 11/3/2020[1,5]	495,936
657,000	Svenska Handelsbanken A.B. 1.999% (LIBOR 3 Month+49 basis points), 9/6/2019[1,5]	660,143
34,000	Trinity Acquisition PLC 4.400%, 3/15/2026[2,5]	35,958
250,000	UBS A.G. 7.625%, 8/17/2022[5]	292,050
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	376,174
250,000	5.875% (LIBOR 3 Month+399 basis points), 6/15/2025[2,6,8]	276,888
		21,795,311
	Health Care – 3.3%
91,000	Actavis Funding SCS 4.750%, 3/15/2045[2,5]	96,875
700,000	Allergan Funding SCS 3.800%, 3/15/2025[2,5]	712,633
500,000	Celgene Corp. 3.875%, 8/15/2025[2]	517,543
500,000	HCA, Inc. 5.375%, 2/1/2025	517,500
	Mylan N.V.
310,000	3.950%, 6/15/2026[2,5]	312,594
430,000	5.250%, 6/15/2046[2,5]	471,155
38,000	Valeant Pharmaceuticals International, Inc. 5.500%, 11/1/2025[2,3,5]	38,665
		2,666,965
	Industrials – 0.8%
	General Electric Co.
84,000	5.300%, 2/11/2021	90,702
218,000	5.000% (LIBOR 3 Month+333 basis points), 1/21/2021[2,6,8]	224,671
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[3,5]	106,745
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[2,3,5]	49,817
150,000	United Technologies Corp. 2.800%, 5/4/2024[2]	148,893
		620,828

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials – 4.8%
$255,000	Aleris International, Inc. 9.500%, 4/1/2021[2,3]	$269,025
380,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[2,3,5,8]	443,684
338,000	Cleveland-Cliffs, Inc. 4.875%, 1/15/2024[2,3]	337,155
200,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[2,3,5]	215,500
500,000	Glencore Funding LLC 4.125%, 5/30/2023[3]	517,250
315,000	International Paper Co. 5.150%, 5/15/2046[2]	364,777
400,000	Mexichem S.A.B. de C.V. 4.000%, 10/4/2027[2,3,5]	396,000
125,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[2,3]	127,812
500,000	Potash Corp. of Saskatchewan, Inc. 3.625%, 3/15/2024[2,5]	512,484
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[2,5]	157,410
	Vale Overseas Ltd.
200,000	5.875%, 6/10/2021[5]	217,800
285,000	6.250%, 8/10/2026[5]	330,173
		3,889,070
	Technology – 1.9%
317,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc. 6.000%, 7/15/2025[2,3]	333,643
137,000	Microsoft Corp. 4.500%, 2/6/2057[2]	162,225
525,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[3,5]	530,906
500,000	Oracle Corp. 3.850%, 7/15/2036[2]	528,376
		1,555,150
	Utilities – 5.9%
170,000	Black Hills Corp. 3.950%, 1/15/2026[2]	175,962
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[2,3]	675,737
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[3]	286,508

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Utilities (Continued)
$508,000	Edison International 2.400%, 9/15/2022[2]	$496,997
112,000	Electricite de France S.A. 5.250% (USD SWAP SEMI 30/360 10 Y+371 basis points), 1/29/2023[2,3,5,6,8]	114,240
317,000	Enel Finance International N.V. 2.750%, 4/6/2023[3,5]	312,358
248,000	Exelon Corp. 3.400%, 4/15/2026[2]	248,082
	FirstEnergy Corp.
200,000	7.375%, 11/15/2031	269,740
410,000	4.850%, 7/15/2047[2]	457,555
152,000	IPALCO Enterprises, Inc. 3.700%, 9/1/2024[2,3]	151,862
230,000	Kansas City Power & Light Co. 4.200%, 6/15/2047[2]	243,516
300,000	NiSource Finance Corp. 4.375%, 5/15/2047[2]	328,823
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[2]	528,629
121,000	3.950%, 10/1/2046[2]	120,140
282,000	4.400%, 5/30/2047[2]	302,123
		4,712,272
	Total Corporate Bonds (Cost $60,276,441)	61,604,870

	Municipal Bonds – 0.5%
260,000	State of California 7.550%, 4/1/2039	409,139

	Total Municipal Bonds (Cost $365,560)	409,139

	U.S. GOVERNMENT AND AGENCIES – 6.3%
44,924	Fannie Mae Pool 6.000%, 7/1/2040	51,916
	United States Treasury Note
73,500	2.000%, 10/31/2022	72,860
1,195,300	2.125%, 9/30/2024	1,180,265
3,845,900	2.250%, 8/15/2027	3,791,819

	Total U.S. GOVERNMENT AND AGENCIES (Cost $5,109,436)	5,096,860

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Preferred Stocks – 0.4%
	Financials – 0.4%
2,800	CoBank ACB 6.250% (LIBOR 3 Month+456 basis points), 10/1/2022[2,3,6,8]	$299,600

	Total Preferred Stocks (Cost $299,687)	299,600

	Short-Term Investments – 1.9%
1,555,320	Federated Treasury Obligations Fund - Institutional Class, 1.11%[9]	1,555,320

	Total Short-Term Investments (Cost $1,555,320)	1,555,320

	Total Investments – 98.8% (Cost $78,304,245)	79,683,069
	Other Assets in Excess of Liabilities – 1.2%	994,285

	Total Net Assets – 100.0%	$80,677,354

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $26,176,301 which represents 32.4% of Net Assets.
[4]	Variable rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Perpetual security. Date shown is next call date.
[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.30% of Net Assets. The total value of these securities is $239,973.
[8]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2017. Security may convert at a future date to a floating rate of referenced rate and spread.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	27.0%
Energy	14.8%
Communications	8.0%
Consumer Discretionary	6.9%
Utilities	5.9%
Materials	4.8%
Health Care	3.3%
Consumer Staples	3.0%
Technology	1.9%
Industrials	0.8%
Total Corporate Bonds	76.4%
Asset-Backed Securities	9.9%
U.S. Government and Agencies	6.3%
Commercial Mortgage-Backed Securities	3.4%
Municipal Bonds	0.5%
Preferred Stocks
Financials	0.4%
Total Preferred Stocks	0.4%
Short-Term Investments	1.9%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $78,304,245)	$79,683,069
Receivables:
Fund shares sold	259,779
Dividends and interest	776,164
Due from Advisor	7,578
Prepaid expenses	42,029
Total assets	80,768,619

Liabilities:
Payables:
Fund shares redeemed	34,086
Shareholder servicing fees (Note 7)	11,105
Distribution fees - Class A (Note 8)	2,610
Distribution fees - Class C (Note 8)	2,184
Fund accounting fees	11,150
Fund administration fees	8,122
Auditing fees	8,028
Transfer agent fees and expenses	4,277
Custody fees	3,052
Trustees' fees and expenses	1,516
Trustees' Deferred Compensation (Note 3)	600
Chief Compliance Officer fees	346
Accrued other expenses	4,189
Total liabilities	91,265

Net Assets	$80,677,354

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$79,839,724
Accumulated net investment loss	(450)
Accumulated net realized loss on investments	(540,744)
Net unrealized appreciation on investments	1,378,824
Net Assets	$80,677,354

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$12,390,626
Number of shares issued and outstanding	1,211,818
Net asset value per share[1]	$10.22
Maximum sales charge (3.00% of offering price)[2]	0.32
Maximum offering price to public	$10.54

Class C Shares:
Net assets applicable to shares outstanding	$2,916,028
Number of shares issued and outstanding	285,117
Net asset value per share[3]	$10.23

Class I Shares:
Net assets applicable to shares outstanding	$65,370,102
Number of shares issued and outstanding	6,382,985
Net asset value per share	$10.24

Class Y Shares:
Net assets applicable to shares outstanding	$598
Number of shares issued and outstanding	58
Net asset value per share[4]	$10.24

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends	$8,750
Interest (net of foreign withholding taxes of $101)	1,282,384
Total investment income	1,291,134

Expenses:
Advisory fees	150,764
Fund accounting fees	55,408
Fund administration fees	46,725
Registration fees	34,125
Transfer agent fees and expenses	31,977
Legal fees	24,001
Distribution fees - Class A (Note 8)	15,179
Distribution fees - Class C (Note 8)	12,548
Shareholder servicing fees - Class I (Note 7)	13,163
Shareholder servicing fees - Class A (Note 7)	3,040
Shareholder servicing fees - Class C (Note 7)	628
Auditing fees	9,577
Custody fees	9,435
Shareholder reporting fees	7,554
Chief Compliance Officer fees	6,201
Trustees' fees and expenses	4,285
Miscellaneous	3,163
Insurance fees	148

Total expenses	427,921
Advisory fees waived	(150,764)
Other expenses absorbed	(28,169)
Net expenses	248,988
Net investment income	1,042,146

Realized and Unrealized Gain on Investments:
Net realized gain on investments	204,014
Net change in unrealized appreciation/depreciation on investments	380,765
Net realized and unrealized gain on investments	584,779

Net Increase in Net Assets from Operations	$1,626,925

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	December 31, 2017	For the Year Ended
	(Unaudited)	June 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,042,146	$1,560,171
Net realized gain (loss) on investments	204,014	(327,019)
Net change in unrealized appreciation/depreciation on investments	380,765	292,207
Net increase in net assets resulting from operations	1,626,925	1,525,359

Distributions to Shareholders:
From net investment income:
Class A	(201,354)	(288,658)
Class C	(31,509)	(39,562)
Class I	(958,194)	(1,155,306)
Class Y1	(3)	-
Total distributions to shareholders	(1,191,060)	(1,483,526)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,187,718	14,796,124
Class C	1,310,313	2,154,367
Class I	23,318,002	17,962,574
Class Y1	594	-
Reinvestment of distributions:
Class A	180,934	267,778
Class C	21,667	23,736
Class I	916,751	1,101,181
Class Y1	3	-
Cost of shares redeemed:
Class A2	(1,956,270)	(6,141,901)
Class C3	(822,627)	(459,511)
Class I4	(3,546,675)	(6,540,816)
Net increase in net assets from capital transactions	22,610,410	23,163,532

Total increase in net assets	23,046,275	23,205,365

Net Assets:
Beginning of period	57,631,079	34,425,714
End of period	$80,677,354	$57,631,079

Accumulated net investment income (loss)	$(450)	$148,464

Capital Share Transactions:
Shares sold:
Class A	313,656	1,455,901
Class C	128,351	211,728
Class I	2,281,937	1,777,811
Class Y1	58	-
Shares reinvested:
Class A	17,752	26,717
Class C	2,126	2,366
Class I	89,833	109,494
Class Y1	- [5]	-
Shares redeemed:
Class A	(192,156)	(615,430)
Class C	(80,668)	(45,732)
Class I	(349,793)	(657,432)
Net increase from capital share transactions	2,211,096	2,265,423

[1]	Class Y shares commenced operations on October 31, 2017.
[2]	Net of redemption fee proceeds of $1,687 and $8,070, respectively.
[3]	Net of redemption fee proceeds of $0 and $1,734, respectively.
[4]	Net of redemption fee proceeds of $32,155 and $13,739, respectively.
[5]	Amount represents less than 1 share.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended December 31,	For the Year Ended June 30,				For the Period April 19, 2013*
	2017					through June
	(Unaudited)	2017	2016	2015	2014	30, 2013
Net asset value, beginning of period	$10.16	$10.10	$9.80	$10.03	$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.15	0.29	0.30	0.29	0.34	0.06
Net realized and unrealized gain (loss) on investments	0.08	0.04	0.28	(0.19)	0.46	(0.47)
Total from investment operations	0.23	0.33	0.58	0.10	0.80	(0.41)

Less Distributions:
From net investment income	(0.17)	(0.28)	(0.28)	(0.33)	(0.33)	(0.03)

Redemption fee proceeds[1]	- [5]	0.01	-	-	-	-

Net asset value, end of period	$10.22	$10.16	$10.10	$9.80	$10.03	$9.56

Total return[2]	2.30%[3]	3.45%	6.10%	0.96%	8.59%	(4.11)%[3]

Ratios and Supplemental Data:
Net assets, end of period	$12,390,626	$10,892,130	$2,074,780	$1,003,028	$40,623	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%[4]	1.51%	1.70%	1.94%	2.29%	2.37%[4]
After fees waived and expenses absorbed	0.91%[4,6]	0.99%	0.99%	0.99%	0.99%	0.99%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.39%[4]	2.35%	2.41%	1.97%	2.10%	1.50%[4]
After fees waived and expenses absorbed	2.92%[4]	2.87%	3.12%	2.92%	3.40%	2.88%[4]

Portfolio turnover rate	38%[3]	68%	45%	38%	32%	15%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.

[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85% of average daily net assets of Class A shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.99%.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31,	For the Year Ended June 30,				For the Period April 19, 2013* through
	2017					June 30,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.15	$10.10	$9.79	$10.02	$9.55	$10.00
Income from Investment Operations:
Net investment income[1]	0.11	0.21	0.23	0.21	0.26	0.04
Net realized and unrealized gain (loss) on investments	0.10	0.04	0.29	(0.18)	0.46	(0.46)
Total from investment operations	0.21	0.25	0.52	0.03	0.72	(0.42)

Less Distributions:
From net investment income	(0.13)	(0.21)	(0.21)	(0.26)	(0.25)	(0.03)

Redemption fee proceeds[1]	-	0.01	-	-	-	-

Net asset value, end of period	$10.23	$10.15	$10.10	$9.79	$10.02	$9.55

Total return[2]	2.06%[3]	2.62%	5.47%	0.23%	7.69%	(4.24)%[3]

Ratios and Supplemental Data:
Net assets, end of period	$2,916,028	$2,389,241	$676,168	$294,068	$516	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.19%[4]	2.26%	2.45%	2.69%	3.04%	3.12%[4]
After fees waived and expenses absorbed	1.66%[4,5]	1.74%	1.74%	1.74%	1.74%	1.74%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.64%[4]	1.60%	1.66%	1.22%	1.35%	0.75%[4]
After fees waived and expenses absorbed	2.17%[4]	2.12%	2.37%	2.17%	2.65%	2.13%[4]

Portfolio turnover rate	38%[3]	68%	45%	38%	32%	15%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.60% of average daily net assets of Class C shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 1.74%.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31,	For the Year Ended June 30,				For the Period April 19, 2013* through
	2017					June 30,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.17	$10.12	$9.79	$10.02	$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.16	0.31	0.33	0.32	0.35	0.06
Net realized and unrealized gain (loss) on investments	0.09	0.05	0.29	(0.20)	0.46	(0.47)
Total from investment operations	0.25	0.36	0.62	0.12	0.81	(0.41)

Less Distributions:
From net investment income	(0.19)	(0.31)	(0.30)	(0.35)	(0.35)	(0.03)

Redemption fee proceeds[1]	0.01	- [5]	0.01	- [5]	-	-

Net asset value, end of period	$10.24	$10.17	$10.12	$9.79	$10.02	$9.56

Total return[2]	2.54%[3]	3.59%	6.65%	1.22%	8.73%	(4.09)%[3]

Ratios and Supplemental Data:
Net assets, end of period	$65,370,102	$44,349,708	$31,674,766	$30,587,345	$26,079,777	$23,979,006

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19%[4]	1.26%	1.45%	1.69%	2.04%	2.12%[4]
After fees waived and expenses absorbed	0.66%[4,6]	0.74%	0.74%	0.74%	0.74%	0.74%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.64%[4]	2.60%	2.66%	2.22%	2.35%	1.75%[4]
After fees waived and expenses absorbed	3.17%[4]	3.12%	3.37%	3.17%	3.65%	3.13%[4]

Portfolio turnover rate	38%[3]	68%	45%	38%	32%	15%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of average daily net assets of Class I shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.74%.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
October 31, 2017*
through December 31, 2017
(Unaudited)
Net asset value, beginning of period	$10.23
Income from Investment Operations:
Net investment income[1]	0.06
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.07

Less Distributions:
From net investment income	(0.06)

Redemption fee proceeds[1]	-

Net asset value, end of period	$10.24

Total return[2]	0.65%[3]

Ratios and Supplemental Data:
Net assets, end of period	$598

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.00%[4]
After fees waived and expenses absorbed	0.50%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.87%[4]
After fees waived and expenses absorbed	3.37%[4]

Portfolio turnover rate	38%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (formerly known as the AAM Select Income Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended June 30, 2015-2017 and as of and during the six months ended December 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor. Effective October 20, 2017 (the "Effective Date"), the Advisor has lowered its management fee from the annual rate of 0.50% to 0.38% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 0.99%, 1.74% and 0.74% to 0.85%, 1.60% and 0.60% of the average daily net assets for the Fund's Class A, Class C and Class I shares, respectively. The Advisor has engaged Cutwater Investor Services Corp. under the brand Insight Investment (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2017, the Advisor waived all of its fees and absorbed other expenses totaling $178,933 for the Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2018	$254,571
2019	240,607
2020	268,428
2021	178,933
Total	$942,539

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$78,304,546

Gross unrealized appreciation	1,740,352
Gross unrealized depreciation	(361,829)

Net unrealized appreciation	$1,378,523

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$148,464
Undistributed long-term capital gains	-
Tax accumulated earnings	148,464

Accumulated capital and other losses	(744,457)
Unrealized appreciation on investments	997,758
Total accumulated earnings	$401,765

The tax character of the distributions paid during the fiscal years ended June 30, 2017, and June 30, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$1,483,526	$1,046,317
Net long-term capital gains	-	-
Total distributions paid	$1,483,526	$1,046,317

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

At June 30, 2017, the Fund had $598,593 of accumulated short term capital loss carryforward and $145,864 of accumulated long term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2017 and the year ended June 30, 2017, the Fund received $33,842 and $23,543, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2017, purchases and sales of investments, excluding short-term investments, were $47,003,768 and $24,686,816, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2017, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$7,708,212	$239,973	$7,948,185
Commercial Mortgage-Backed Securities	-	2,769,095	-	2,769,095
Corporate Bonds[1]	-	61,604,870	-	61,604,870
Municipal Bonds	-	409,139	-	409,139
U.S. Government and Agencies	-	5,096,860	-	5,096,860
Preferred Stocks	-	299,600	-	299,600
Short-Term Investments	1,555,320	-	-	1,555,320
Total Investments	$1,555,320	$77,887,776	$239,973	$79,683,069

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedules of Investments.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(27)
Net purchases	240,000
Net sales	-
Principal paydown	-
Balance as of December 31, 2017	$239,973

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2017.

	Fair Value December 31, 2017	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$239,973	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/Insight Select Income Fund

EXPENSE EXAMPLE

For the Periods Ended December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017 (unless otherwise noted).

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class A*	Actual Performance	$ 1,000.00	$ 1,023.00	$ 4.65
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.61	4.64
Class C*	Actual Performance	1,000.00	1,020.60	8.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.84	8.44
Class I*	Actual Performance	1,000.00	1,025.40	3.35
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.91	3.34
		10/31/17	12/31/17	10/31/17 – 12/31/17
Class Y**	Actual Performance	1,000.00	1,006.50	0.84
		7/1/17	12/31/17	7/1/17 – 12/31/17
	Hypothetical (5% annual return before expenses)^	1,000.00	1,024.36	2.57

AAM/Insight Select Income Fund

EXPENSE EXAMPLE - Continued

For the Periods Ended December 31, 2017 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratios of 0.91%, 1.66% and 0.66% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.
**	Class Y shares commenced operations on October 31, 2017. Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
^	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Insight Investment

200 Park Avenue, 7th Floor

New York, New York 10166

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Insight Select Income Fund - Class A	CPUAX	46141P 883
AAM/Insight Select Income Fund - Class C	CPUCX	46141P 875
AAM/Insight Select Income Fund - Class I	CPUIX	46141P 867
AAM/Insight Select Income Fund - Class Y	CPUYX	46141Q 121

Privacy Principles of the AAM/Insight Select Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Insight Select Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Insight Select Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/18